Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Entity File Number	001-42508
Entity Registrant Name	FBS Global Limited
Entity Central Index Key	0001938534
Entity Address, Address Line One	74 Tagore Lane
Entity Address, Address Line Two	Singapore
Entity Address, City or Town	#02-00 Sindo Industrial Estate
Entity Address, Postal Zip Code	787498
City Area Code	+65
Local Phone Number	62857781